Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Investments, All Other Investments [Abstract]
Carrying Amounts and Estimated Fair Values of Company's Long-Term Debt and Foreign Currency Forward Contracts
The carrying amounts and estimated fair values of the Company’s other financial instruments are presented in the table below.

	December 31, 2017		December 31, 2016
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
	(in millions)
Senior Notes(1)	$3,330	$3,502	$3,325	$3,526
Foreign currency forward contracts(2)	$10	$10	$6	$6
__________________

(1)	The Company measures the fair value of its Senior Notes using Level 2 inputs based primarily on current market yields for its existing debt traded in the secondary market.

(2)
The Company measures the fair values of foreign currency forward contracts based on forward exchange rates. See Note 14 for additional disclosures regarding the notional amounts and fair values of foreign currency forward contracts.